Securitizations and Other Variable Interest Entities - Other Asset Backed (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
On-balance sheet assets
Trading account assets	$ 191,785	$ 200,993
Loans and leases	881,391	928,233
Loans held-for-sale	12,836	11,362
Debt securities carried at fair value	320,695	268,795
Held-to-maturity securities	59,766	55,150
All other assets	112,063	124,090
Total assets	2,104,534	2,102,273
On-balance sheet liabilities
Long-term debt	243,139	249,674
Total liabilities	1,861,063	1,869,588
Resecuritization Trusts
On-balance sheet liabilities
Cash proceeds from new securitizations	14,400	26,500
Gain (loss) on securitizations	71
Automobile and Other Securitization Trusts
On-balance sheet liabilities
Principal balance outstanding	1,900	2,500
Automobile Loan
On-balance sheet liabilities
Principal balance outstanding	400	877
Student Loan
On-balance sheet liabilities
Principal balance outstanding	609	741
Other Loan and Receivable
On-balance sheet liabilities
Principal balance outstanding	876	911
Available-for-sale Securities | Resecuritization Trusts
On-balance sheet liabilities
Cash proceeds from new securitizations	1,500
Unconsolidated VIEs | Resecuritization Trusts
On-balance sheet assets
Unconsolidated total assets of VIEs	28,065	40,924
Unconsolidated VIEs | Municipal Bond Trusts
On-balance sheet assets
Unconsolidated total assets of VIEs	3,314	3,643
Unconsolidated VIEs | Automobile and Other Securitization Trusts
On-balance sheet assets
Unconsolidated total assets of VIEs	1,276	1,788
Unconsolidated VIEs
On-balance sheet liabilities
Weighted average remaining life of bonds held in the trusts in years	7 years 2 months 12 days
Unconsolidated VIEs | Resecuritization Trusts
Variable Interest Entity [Line Items]
Maximum loss exposure	8,569	11,913
On-balance sheet assets
Residual interests held	7	5
All other assets	0	0
Total assets	8,569	11,913
Unconsolidated VIEs | Resecuritization Trusts | Senior Lien
On-balance sheet assets
Trading account assets	767	971
Debt securities carried at fair value	6,945	10,866
Held-to-maturity securities	740	0
Unconsolidated VIEs | Resecuritization Trusts | Junior Lien
On-balance sheet assets
Trading account assets	37	0
Debt securities carried at fair value	73	71
Unconsolidated VIEs | Municipal Bond Trusts
Variable Interest Entity [Line Items]
Maximum loss exposure	2,100	2,192
On-balance sheet assets
Residual interests held	0	0
All other assets	0	0
Total assets	25	53
On-balance sheet liabilities
Liquidity commitments to unconsolidated securitization trusts	2,100	2,100
Unconsolidated VIEs | Municipal Bond Trusts | Senior Lien
On-balance sheet assets
Trading account assets	25	53
Debt securities carried at fair value	0	0
Held-to-maturity securities	0	0
Unconsolidated VIEs | Municipal Bond Trusts | Junior Lien
On-balance sheet assets
Trading account assets	0	0
Debt securities carried at fair value	0	0
Unconsolidated VIEs | Automobile and Other Securitization Trusts
Variable Interest Entity [Line Items]
Maximum loss exposure	77	81
On-balance sheet assets
Residual interests held	0	0
All other assets	10	10
Total assets	77	81
Unconsolidated VIEs | Automobile and Other Securitization Trusts | Senior Lien
On-balance sheet assets
Trading account assets	6	1
Debt securities carried at fair value	61	70
Held-to-maturity securities	0	0
Unconsolidated VIEs | Automobile and Other Securitization Trusts | Junior Lien
On-balance sheet assets
Trading account assets	0	0
Debt securities carried at fair value	0	0
Consolidated VIEs | Resecuritization Trusts
Variable Interest Entity [Line Items]
Maximum loss exposure	654	164
On-balance sheet assets
Trading account assets	1,295	319
Loans and leases	0	0
Loans held-for-sale	0	0
All other assets	0	0
Total assets	1,295	319
On-balance sheet liabilities
Short-term borrowings	0	0
Long-term debt	641	155
All other liabilities	0	0
Total liabilities	641	155
Consolidated VIEs | Municipal Bond Trusts
Variable Interest Entity [Line Items]
Maximum loss exposure	2,440	2,667
On-balance sheet assets
Trading account assets	2,452	2,684
Loans and leases	0	0
Loans held-for-sale	0	0
All other assets	0	0
Total assets	2,452	2,684
On-balance sheet liabilities
Short-term borrowings	1,032	1,073
Long-term debt	12	17
All other liabilities	0	0
Total liabilities	1,044	1,090
Consolidated VIEs | Automobile and Other Securitization Trusts
Variable Interest Entity [Line Items]
Maximum loss exposure	92	94
On-balance sheet assets
Trading account assets	0	0
Loans and leases	0	680
Loans held-for-sale	555	0
All other assets	54	61
Total assets	609	741
On-balance sheet liabilities
Short-term borrowings	0	0
Long-term debt	516	646
All other liabilities	1	1
Total liabilities	$ 517	$ 647